UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                     Oppenheimer Quest Opportunity Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index. The Fund's portfolio manager is employed by its sub-advisor, OpCap Advisors.

Management's Discussion of Fund Performance. At the beginning of the fiscal year, the equity portion of the portfolio was positioned conservatively, with a significant overweighting in financial services' stocks and an underweighting in the information technology sector. Starting on April 14, 2003, under the direction of new portfolio manager Frank LeCates, the Fund was repositioned to reflect a more constructive outlook for the economy and corporate profitability. The Fund took on a more aggressive posture, with a greater emphasis on lagging sectors that may rebound as the economic cycle picks up, including health care, consumer disposables, paper, metals, steel, oil companies. In the latter half of the period, performance benefited substantially as the Fund's equity investments, which comprised roughly 70% to 75% of total market value of investments (as of October 31, 2003), participated in the market's strong rally.

   The Fund's relative performance was hurt by its underweight allocation (2% to 10% of assets) in the top-performing information technology sector. The Fund's portfolio managers believed that many stocks in the sector were quite expensive. One exception was EMC Corp., a leader in information storage systems, software, and networks. Since EMC had been tainted by the 1990s "tech bubble" and was losing market share due high product prices, its stock price dropped sharply. The Fund's increased exposure was rewarded when EMC introduced new products that were favorably received and formed a strategic alliance with Dell, Inc. Once the stock price reached what we believed was its fair value estimate, the position in EMC was trimmed.

   The Fund also pared back its positions in aluminum manufacturer Alcan, Inc., the top-contributing stock in the portfolio, and in mortgage lender Freddie Mac, the largest detractor from results. Alcan's stock price rose quickly after a French firm accepted its purchase offer. Since then, the supply-demand relationship for aluminum has deteriorated. In the case of Freddie Mac, the stock has suffered on news of unusual accounting issues (under- rather than overstatement of earnings) and loss of the senior leadership. The Fund's managers reduced the portfolio's exposure not because of a lack of faith in the company, but because the position was overly large.

   In keeping an upbeat view of the economy, the Fund took a persistently defensive stance on bonds. More robust economic growth generally leads to higher interest rates, which in turn depress bond prices, and the effect is most pronounced for longer-term securities. Keeping that possibility in mind, the Fund focused on short-term bonds and

6 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND even money market instruments for the fixed-income portfolio. The shorter duration served the Fund well in the second half as long-term yields rose in anticipation of higher interest rates. The Fund's holdings, strategies and management are subject to change.

Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the class on December 16, 1996. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

   The Fund's performance is compared to the performance of the Standard & Poor's (S&P) 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.

7  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND PERFORMANCE DISCUSSION

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[GRAPHIC]
PLOT POINTS FOLLOW:
                      Oppenheimer Quest
                      Opportunity Value                         S&P 500
                         Fund (Class A)                           Index
10/31/1993                     $ 9,425                         $10,000
01/31/1994                       9,807                          10,365
04/30/1994                       9,641                           9,769
07/31/1994                       9,802                          10,003
10/31/1994                      10,217                          10,386
01/31/1995                      10,200                          10,419
04/30/1995                      11,511                          11,472
07/31/1995                      13,168                          12,611
10/31/1995                      13,271                          13,128
01/31/1996                      14,570                          14,443
04/30/1996                      15,234                          14,934
07/31/1996                      14,675                          14,698
10/31/1996                      16,397                          16,290
01/31/1997                      17,962                          18,245
04/30/1997                      17,781                          18,686
07/31/1997                      20,593                          22,358
10/31/1997                      20,113                          21,519
01/31/1998                      20,766                          23,153
04/30/1998                      22,892                          26,360
07/31/1998                      21,975                          26,674
10/31/1998                      21,286                          26,256
01/31/1999                      22,119                          30,681
04/30/1999                      24,609                          32,114
07/31/1999                      23,959                          32,063
10/31/1999                      24,758                          32,993
01/31/2000                      23,929                          33,853
04/30/2000                      23,993                          35,364
07/31/2000                      23,251                          34,937
10/31/2000                      25,455                          34,999
01/31/2001                      26,681                          33,549
04/30/2001                      27,068                          30,779
07/31/2001                      26,942                          29,934
10/31/2001                      24,744                          26,288
01/31/2002                      25,172                          28,135
04/30/2002                      24,732                          26,896
07/31/2002                      22,083                          22,865
10/31/2002                      21,131                          22,319
01/31/2003                      20,666                          21,663
04/30/2003                      21,417                          23,317
07/31/2003                      22,879                          25,297
10/31/2003                      24,237                          26,959

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year  8.10%   5-Year  1.42%   10-Year  9.26%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[GRAPHIC]
PLOT POINTS FOLLOW:

                  Oppenheimer Quest
                  Opportunity Value                S&P 500
                     Fund (Class B)                  Index
10/31/1993                 $10,000                 $10,000
01/31/1994                  10,393                  10,365
04/30/1994                  10,200                   9,769
07/31/1994                  10,360                  10,003
10/31/1994                  10,784                  10,386
01/31/1995                  10,748                  10,419
04/30/1995                  12,117                  11,472
07/31/1995                  13,840                  12,611
10/31/1995                  13,932                  13,128
01/31/1996                  15,273                  14,443
04/30/1996                  15,953                  14,934
07/31/1996                  15,349                  14,698
10/31/1996                  17,126                  16,290
01/31/1997                  18,737                  18,245
04/30/1997                  18,528                  18,686
07/31/1997                  21,426                  22,358
10/31/1997                  20,902                  21,519
01/31/1998                  21,559                  23,153
04/30/1998                  23,736                  26,360
07/31/1998                  22,752                  26,674
10/31/1998                  22,008                  26,256
01/31/1999                  22,848                  30,681
04/30/1999                  25,389                  32,114
07/31/1999                  24,680                  32,063
10/31/1999                  25,477                  32,993
01/31/2000                  24,624                  33,853
04/30/2000                  24,689                  35,364
07/31/2000                  23,926                  34,937
10/31/2000                  26,193                  34,999
01/31/2001                  27,455                  33,549
04/30/2001                  27,854                  30,779
07/31/2001                  27,724                  29,934
10/31/2001                  25,462                  26,288
01/31/2002                  25,902                  28,135
04/30/2002                  25,450                  26,896
07/31/2002                  22,724                  22,865
10/31/2002                  21,745                  22,319
01/31/2003                  21,266                  21,663
04/30/2003                  22,039                  23,317
07/31/2003                  23,543                  25,297
10/31/2003                  24,940                  26,959


Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
1-Year  8.84%   5-Year  1.69%   10-Year  9.57%

*See Notes on page 11 for further details.

8  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[GRAPHIC]
PLOT POINTS FOLLOW:
                      Oppenheimer Quest
                      Opportunity Value                          S&P 500
                         Fund (Class C)                            Index
10/31/1993                      $10,000                          $10,000
01/31/1994                       10,387                           10,365
04/30/1994                       10,200                            9,769
07/31/1994                       10,359                           10,003
10/31/1994                       10,778                           10,386
01/31/1995                       10,748                           10,419
04/30/1995                       12,111                           11,472
07/31/1995                       13,834                           12,611
10/31/1995                       13,920                           13,128
01/31/1996                       15,259                           14,443
04/30/1996                       15,933                           14,934
07/31/1996                       15,329                           14,698
10/31/1996                       17,106                           16,290
01/31/1997                       18,719                           18,245
04/30/1997                       18,504                           18,686
07/31/1997                       21,403                           22,358
10/31/1997                       20,878                           21,519
01/31/1998                       21,533                           23,153
04/30/1998                       23,709                           26,360
07/31/1998                       22,726                           26,674
10/31/1998                       21,982                           26,256
01/31/1999                       22,818                           30,681
04/30/1999                       25,358                           32,114
07/31/1999                       24,656                           32,063
10/31/1999                       25,442                           32,993
01/31/2000                       24,555                           33,853
04/30/2000                       24,592                           35,364
07/31/2000                       23,802                           34,937
10/31/2000                       26,017                           34,999
01/31/2001                       27,229                           33,549
04/30/2001                       27,583                           30,779
07/31/2001                       27,410                           29,934
10/31/2001                       25,139                           26,288
01/31/2002                       25,535                           28,135
04/30/2002                       25,046                           26,896
07/31/2002                       22,331                           22,865
10/31/2002                       21,330                           22,319
01/31/2003                       20,824                           21,663
04/30/2003                       21,545                           23,317
07/31/2003                       22,971                           25,297
10/31/2003                       24,290                           26,959

Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
1-Year 12.88%  5-Year 2.02%   10-Year 9.28%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[GRAPHIC]
PLOT POINTS FOLLOW:
                      Oppenheimer Quest
                      Opportunity Value                          S&P 500
                         Fund (Class N)                            Index
03/01/2001                      $10,000                          $10,000
04/30/2001                       10,221                           10,094
07/31/2001                       10,170                            9,817
10/31/2001                        9,337                            8,621
01/31/2002                        9,496                            9,227
04/30/2002                        9,326                            8,821
07/31/2002                        8,327                            7,499
10/31/2002                        7,957                            7,320
01/31/2003                        7,772                            7,104
04/30/2003                        8,054                            7,647
07/31/2003                        8,599                            8,296
10/31/2003                        9,102                            8,841

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  13.39%             Since Inception  -3.47%

The performance information for the S&P 500 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C, 2/28/01 for Class N and 12/31/96 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FUND PERFORMANCE DISCUSSION

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[GRAPHIC]
PLOT POINTS FOLLOW:
                      Oppenheimer Quest
                      Opportunity Value                          S&P 500
                         Fund (Class Y)                            Index
12/16/1996                      $10,000                          $10,000
01/31/1997                       10,635                           10,624
04/30/1997                       10,531                           10,881
07/31/1997                       12,215                           13,019
10/31/1997                       11,951                           12,531
01/31/1998                       12,353                           13,482
04/30/1998                       13,636                           15,349
07/31/1998                       13,109                           15,532
10/31/1998                       12,713                           15,289
01/31/1999                       13,216                           17,866
04/30/1999                       14,712                           18,700
07/31/1999                       14,343                           18,670
10/31/1999                       14,841                           19,212
01/31/2000                       14,361                           19,713
04/30/2000                       14,408                           20,593
07/31/2000                       13,985                           20,344
10/31/2000                       15,331                           20,380
01/31/2001                       16,080                           19,536
04/30/2001                       16,332                           17,923
07/31/2001                       16,261                           17,431
10/31/2001                       14,951                           15,308
01/31/2002                       15,225                           16,383
04/30/2002                       14,965                           15,661
07/31/2002                       13,377                           13,314
10/31/2002                       12,807                           12,997
01/31/2003                       12,538                           12,614
04/30/2003                       12,997                           13,578
07/31/2003                       13,892                           14,730
10/31/2003                       14,724                           15,698

Average Annual Total Returns of Class Y Shares of the Fund at 10/31/03* 1-Year 14.97% 5-Year 2.98% Since Inception 5.79%

*See Notes on page 11 for further details.
The performance information for the S&P 500 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C, 2/28/01 for Class N and 12/31/96 for Class Y.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

10  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

OppenheimerFunds, Inc. became the Fund's advisor on 11/22/95. The Fund's subadvisor is OpCap Advisors, which was the Fund's advisor prior to 11/22/95. The portfolio manager is employed by the Fund's subadvisor.

Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 11/24/95, so actual performance may have been higher. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/16/96. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

11  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2003

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Common Stocks--74.0%
---------------------------------------------
 Consumer Discretionary--11.7%
---------------------------------------------
 Automobiles--1.0%
 Honda Motor Co.
 Ltd., Sponsored
 ADR               1,005,000 $   20,150,250
---------------------------------------------
 Hotels, Restaurants & Leisure--4.2%
 Carnival Corp.    1,259,400     43,965,654
---------------------------------------------
 Marriott
 International, Inc.,
 Cl. A             1,012,800     43,752,960
                             ----------------
                                 87,718,614
---------------------------------------------
 Media--4.3%
 Clear Channel
 Communications,
 Inc.                451,000     18,409,820
---------------------------------------------
 General Motors
 Corp., Cl. H 1    1,729,100     28,409,113
---------------------------------------------
 Liberty Media
 Corp., Cl. A 1    1,983,000     20,008,470
---------------------------------------------
 Omnicom
 Group, Inc.         167,600     13,374,480
---------------------------------------------
 Time Warner,
 Inc. 1              650,000      9,938,500
                             ----------------
                                 90,140,383

---------------------------------------------
 Multiline Retail--1.3%
 Dollar General
 Corp.             1,232,300     27,689,781
---------------------------------------------
 Specialty Retail--0.9%
 Office Depot,
 Inc. 1            1,344,000     20,065,920
---------------------------------------------
 Consumer Staples--4.6%
---------------------------------------------
 Food Products--2.1%
 Dean Foods
 Co. 1               538,000     16,274,500
---------------------------------------------
 Kraft Foods, Inc.,
 Cl. A               950,000     27,645,000
                             ----------------
                                 43,919,500
---------------------------------------------
 Household Products--0.5%
 Procter & Gamble
 Corp. (The)         113,000     11,106,770
---------------------------------------------
 Personal Products--1.2%
 Gillette Co.        811,000     25,870,900
---------------------------------------------
 Tobacco--0.8%
 Altria Group,
 Inc.                367,100     17,070,150

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Energy--5.1%
---------------------------------------------
 Oil & Gas--5.1%
 BP plc, ADR         986,500 $   41,807,870
---------------------------------------------
 ConocoPhillips      783,100     44,754,165
---------------------------------------------
 Exxon Mobil Corp.   565,000     20,667,700
                             ----------------
                                107,229,735

---------------------------------------------
 Financials--20.8%
---------------------------------------------
 Capital Markets--0.8%
 Bank of New York
 Co., Inc. (The)     506,500     15,797,735
---------------------------------------------
 Commercial Banks--5.0%
 Wells Fargo
 & Co.             1,884,200    106,118,144
---------------------------------------------
 Diversified Financial Services--4.5%
 Citigroup, Inc.   1,467,133     69,542,104
---------------------------------------------
 Morgan Stanley      163,000      8,943,810
---------------------------------------------
 Schwab (Charles)
 Corp.             1,136,000     15,404,160
                             ----------------
                                 93,890,074

---------------------------------------------
 Insurance--4.9%
 AFLAC, Inc.       1,042,000     38,012,160
---------------------------------------------
 American
 International
 Group, Inc.         431,700     26,260,311
---------------------------------------------
 UnumProvident
 Corp.               770,400     12,611,448
---------------------------------------------
 XL Capital Ltd.,
 Cl. A               395,000     27,452,500
                             ----------------
                                104,336,419

---------------------------------------------
 Thrifts & Mortgage Finance--5.6%
 Fannie Mae          225,000     16,130,250
---------------------------------------------
 Freddie Mac       1,806,200    101,382,006
                             ----------------
                                117,512,256

---------------------------------------------
 Health Care--11.0%
---------------------------------------------
 Biotechnology--0.7%
 Wyeth               367,000     16,199,380
---------------------------------------------
 Health Care Providers & Services--4.1%
 Anthem, Inc. 1      199,000     13,617,570
---------------------------------------------
 McKesson Corp.    1,283,000     38,836,410
---------------------------------------------
 Quest Diagnostics,
 Inc. 1              493,000     33,351,450
                             ----------------
                                 85,805,430

12  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Pharmaceuticals--6.2%
 Eli Lilly & Co.     233,200 $   15,535,784
---------------------------------------------
 Johnson &
 Johnson             256,000     12,884,480
---------------------------------------------
 Pfizer, Inc.      1,976,000     62,441,600
---------------------------------------------
 Sanofi-Synthelabo
 SA, ADR           1,288,000     39,799,200
                             ----------------
                                130,661,064

---------------------------------------------
 Industrials--4.6%
---------------------------------------------
 Industrial Conglomerates--3.9%
 General Electric
 Co.               1,827,900     53,027,379
---------------------------------------------
 Tyco International
 Ltd.              1,400,000     29,232,000
                             ----------------
                                 82,259,379
---------------------------------------------
 Road & Rail--0.7%
 Union Pacific
 Corp.               219,000     13,709,400
---------------------------------------------
 Information Technology--7.9%
---------------------------------------------
 Communications Equipment--2.3%
 JDS Uniphase
 Corp. 1           5,268,600     18,703,530
---------------------------------------------
 Nokia Corp.,
 Sponsored ADR,
 A Shares          1,739,000     29,545,610
                             ----------------
                                 48,249,140

---------------------------------------------
 Computers & Peripherals--2.2%
 Dell, Inc. 1        492,000     17,771,040
---------------------------------------------
 EMC Corp. 1       1,997,000     27,638,480
                             ----------------
                                 45,409,520

---------------------------------------------
 Semiconductors & Semiconductor Equipment--0.2%
 Agere Systems,
 Inc., Cl. A 1     1,455,900      5,066,532
---------------------------------------------
 Software--3.2%
 Dassault Systemes
 SA, ADR             578,866     24,381,836
---------------------------------------------
 Microsoft Corp.   1,659,200     43,388,080
                             ----------------
                                 67,769,916

                               Market Value
                      Shares     See Note 1
---------------------------------------------
 Materials--4.9%
---------------------------------------------
 Metals & Mining--3.3%
 Alcan, Inc.         546,000 $   21,801,780
---------------------------------------------
 Inco Ltd. 1         572,300     19,000,360
---------------------------------------------
 Nucor Corp.         547,200     30,002,976
                             ----------------
                                 70,805,116

---------------------------------------------
 Paper & Forest Products--1.6%
 International
 Paper Co.           632,000     24,869,200
---------------------------------------------
 MeadWestvaco
 Corp.               335,000      8,683,200
                             ----------------
                                 33,552,400

---------------------------------------------
 Telecommunication Services--2.1%
---------------------------------------------
 Diversified Telecommunication Services--2.1%
 Alltel Corp.        785,400     37,125,858
---------------------------------------------
 Verizon
 Communications,
 Inc.                234,000      7,862,400
                             ----------------
                                 44,988,258

---------------------------------------------
 Utilities--1.3%
---------------------------------------------
 Electric Utilities--1.3%
 Exelon Corp.        419,000     26,585,550
                             ----------------
 Total Common Stocks
 (Cost $1,295,128,865)        1,559,677,716

13  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS Continued

                   Principal   Market Value
                      Amount     See Note 1
---------------------------------------------
 U.S. Government Obligations--19.8%
 U.S. Treasury Nts.,
 5.75%, 11/15/05
 (Cost
 $414,041,973)  $388,000,000 $  418,130,916
---------------------------------------------
 Short-Term Notes--4.8%
---------------------------------------------
 American Express Credit Corp.:
 1.03%, 11/5/03   50,000,000     49,994,278
 1.03%, 12/3/03   11,000,000     10,989,929
---------------------------------------------
 Federal Home Loan Bank:
 0.96%, 11/20/03  16,000,000     15,991,893
 1.09%, 11/7/03   10,000,000      9,998,367
---------------------------------------------
 Student Loan
 Marketing Assn.,
 0.94%, 11/3/03   13,376,000     13,375,301
                             ----------------
 Total Short-Term Notes
 (Cost $100,349,768)            100,349,768

---------------------------------------------
 Total Investments,
 at Value
 (Cost
 $1,809,520,606)       98.6%  2,078,158,400
---------------------------------------------
 Other Assets
 Net of Liabilities     1.4      30,118,064
                   ------------------------
 Net Assets           100.0% $2,108,276,464
                   ========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003

--------------------------------------------------------------------------------
 Assets
--------------------------------------------------------------------------------
 Investments, at value (including securities loaned
 of approximately $218,791,000)
 (cost $1,809,520,606)--see accompanying statement              $2,078,158,400
--------------------------------------------------------------------------------
 Cash                                                                1,020,826
--------------------------------------------------------------------------------
 Collateral for securities loaned                                  223,234,041
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   30,687,710
 Interest and dividends                                             12,087,913
 Shares of beneficial interest sold                                  1,073,102
 Other                                                                  35,081
                                                                ----------------
 Total assets                                                    2,346,297,073

--------------------------------------------------------------------------------
 Liabilities
--------------------------------------------------------------------------------
 Return of collateral for securities loaned                        223,234,041
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                               9,734,563
 Shares of beneficial interest redeemed                              3,398,045
 Transfer and shareholder servicing agent fees                         495,912
 Distribution and service plan fees                                    444,038
 Trustees' compensation                                                345,181
 Shareholder reports                                                   342,082
 Other                                                                  26,747
                                                                ----------------
 Total liabilities                                                 238,020,609

--------------------------------------------------------------------------------
 Net Assets                                                     $2,108,276,464
                                                                ================

--------------------------------------------------------------------------------
 Composition of Net Assets
--------------------------------------------------------------------------------
 Par value of shares of beneficial interest                     $      707,430
--------------------------------------------------------------------------------
 Additional paid-in capital                                      1,946,641,501
--------------------------------------------------------------------------------
 Undistributed net investment income                                 3,284,257
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (110,994,518)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                        268,637,794
                                                                ----------------
 Net Assets                                                     $2,108,276,464
                                                                ================

15  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $1,429,156,584 and 47,631,394 shares of beneficial
 interest outstanding)                                                   $30.00
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                           $31.83
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $424,121,409
 and 14,443,777 shares of beneficial interest outstanding)               $29.36
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $205,336,398
 and 7,009,831 shares of beneficial interest outstanding)                $29.29
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per share
 (based on net assets of $19,538,217
 and 657,377 shares of beneficial interest outstanding)                  $29.72
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $30,123,856 and 1,000,619 shares of
 beneficial interest outstanding)                                        $30.11

 See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003

--------------------------------------------------------------------------------
 Investment Income
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $380,694)       $   29,677,915
--------------------------------------------------------------------------------
 Interest                                                           11,225,424
                                                                ----------------
 Total investment income                                            40,903,339

--------------------------------------------------------------------------------
 Expenses
--------------------------------------------------------------------------------
 Management fees                                                    17,971,564
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             3,410,081
 Class B                                                             5,283,897
 Class C                                                             1,982,203
 Class N                                                                88,318
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                             3,482,975
 Class B                                                             1,550,793
 Class C                                                               521,794
 Class N                                                               128,208
 Class Y                                                               113,757
--------------------------------------------------------------------------------
 Shareholder reports                                                   566,427
--------------------------------------------------------------------------------
 Trustees' compensation                                                 62,125
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            19,179
--------------------------------------------------------------------------------
 Other                                                                 140,900
                                                                ----------------
 Total expenses                                                     35,322,221
 Less reduction to custodian expenses                                   (3,687)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                         (17,840)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class B                                                   (11,604)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                          (2,641)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees--Class N                             (71,597)
 Less voluntary waiver of transfer and shareholder servicing
 agent fees--Class Y                                                   (25,868)
                                                                ----------------
 Net expenses                                                       35,188,984

--------------------------------------------------------------------------------
 Net Investment Income                                               5,714,355

--------------------------------------------------------------------------------
 Realized and Unrealized Gain
--------------------------------------------------------------------------------
 Net realized gain on investments                                   83,270,706
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              186,989,138

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $275,974,199
                                                                  ==============

 See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended October 31,                                  2003            2002
--------------------------------------------------------------------------------
 Operations
--------------------------------------------------------------------------------
 Net investment income                         $    5,714,355  $   13,152,268
--------------------------------------------------------------------------------
 Net realized gain (loss)                          83,270,706    (167,047,784)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation            186,989,138    (240,811,400)
                                               ---------------------------------
 Net increase (decrease) in net assets
 resulting from operations                        275,974,199    (394,706,916)

--------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
--------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                          (11,712,436)    (15,901,977)
 Class B                                                   --      (6,149,541)
 Class C                                             (389,823)     (1,540,507)
 Class N                                             (132,979)        (56,109)
 Class Y                                             (317,784)       (378,333)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions
--------------------------------------------------------------------------------
 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                           75,115,637     117,293,913
 Class B                                         (328,186,775)   (314,532,059)
 Class C                                          (23,354,332)    (13,709,069)
 Class N                                            2,256,746      14,922,973
 Class Y                                            1,839,588     (18,471,746)

--------------------------------------------------------------------------------
 Net Assets
--------------------------------------------------------------------------------
 Total decrease                                    (8,907,959)   (633,229,371)
--------------------------------------------------------------------------------
 Beginning of period                            2,117,184,423   2,750,413,794
                                               ---------------------------------
 End of period [including undistributed
 net investment income  of $3,284,257 and
 $10,122,924, respectively]                    $2,108,276,464  $2,117,184,423
                                               =================================


 See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS

Class  A        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 26.41     $ 31.30     $ 36.04     $ 39.96     $ 36.44
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .14         .24         .33         .59         .22
 Net realized and unrealized gain (loss)          3.71       (4.74)      (1.19)        .34        5.46
                                            -------------------------------------------------------------
 Total from investment operations                 3.85       (4.50)       (.86)        .93        5.68
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.26)       (.39)       (.58)       (.20)       (.31)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                            -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.26)       (.39)      (3.88)      (4.85)      (2.16)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $30.00      $26.41      $31.30      $36.04      $39.96
                                            =============================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              14.70%     (14.60)%     (2.79)%      2.82%      16.31%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period
 (in thousands)                             $1,429,157  $1,181,014  $1,285,953  $1,325,552  $1,820,497
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $1,292,117  $1,300,422  $1,348,895  $1,486,116  $1,894,250
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.53%       0.82%       1.01%       1.42%       0.50%
 Total expenses                                   1.44% 3,4   1.52% 3,4   1.51% 3     1.53% 3     1.57% 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

19  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS Continued

Class  B        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 25.79     $ 30.56     $ 35.25     $ 39.19     $ 35.79
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.11)        .03         .15         .32        (.02)
 Net realized and unrealized gain (loss)          3.68       (4.63)      (1.20)        .39        5.41
                                              -----------------------------------------------------------
 Total from investment operations                 3.57       (4.60)      (1.05)        .71        5.39
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               --        (.17)       (.34)         --        (.14)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    --        (.17)      (3.64)      (4.65)      (1.99)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.36      $25.79      $30.56      $35.25      $39.19
                                              ===========================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              13.84%     (15.16)%     (3.40)%      2.23%      15.72%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $424,121    $693,380  $1,157,671  $1,393,095  $1,969,529
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $527,653    $981,593  $1,326,222  $1,585,561  $1,986,358
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.19)%      0.17%       0.42%       0.82%      (0.03)%
 Total expenses                                   2.20% 3,4   2.17% 3,4   2.11% 3     2.13% 3     2.10% 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

20  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class  C        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $ 25.77     $ 30.55     $ 35.24     $ 39.17     $ 35.75
----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                     (.06)        .05         .14         .35        (.01)
 Net realized and unrealized gain (loss)          3.63       (4.65)      (1.18)        .37        5.40
                                              ------------------------------------------------------------
 Total from investment operations                 3.57       (4.60)      (1.04)        .72        5.39
----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.05)       (.18)       (.35)         --        (.12)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.05)       (.18)      (3.65)      (4.65)      (1.97)
----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $29.29      $25.77      $30.55      $35.24      $39.17
                                              ============================================================

----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              13.88%     (15.16)%     (3.37)%      2.26%      15.74%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)     $205,336    $203,490    $257,556    $287,103    $428,182
----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $198,226    $245,055    $280,327    $336,213    $448,383
----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                    (0.19)%      0.18%       0.41%       0.86%      (0.02)%
 Total expenses                                   2.17% 3,4   2.16% 3,4   2.11% 3     2.08% 3     2.08% 3
----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

21  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FINANCIAL HIGHLIGHTS  Continued

Class  N        Year Ended October 31,                      2003        2002         2001 1
---------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period                      $ 26.21     $ 31.26     $ 33.48
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .09         .49         .03
 Net realized and unrealized gain (loss)                      3.65       (5.02)      (2.25)
                                                          -----------------------------------
 Total from investment operations                             3.74       (4.53)      (2.22)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.23)       (.52)         --
 Distributions from net realized gain                           --          --          --
                                                          -----------------------------------
 Total dividends and/or distributions to shareholders         (.23)       (.52)         --
---------------------------------------------------------------------------------------------
 Net asset value, end of period                             $29.72      $26.21      $31.26
                                                          ===================================

---------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          14.39%     (14.78)%     (6.63)%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                  $19,538     $14,843      $2,292
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $17,677     $10,295      $  646
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        0.23%       0.55%       0.47%
 Total expenses                                               2.14%       1.76%       1.63%
 Expenses after expense reimbursement or fee waiver
 and reduction to custodian expenses                          1.73%        N/A 4,5     N/A 4
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        63%         73%         42%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

22  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Class  Y        Year Ended October 31,           2003       2002        2001        2000        1999
---------------------------------------------------------------------------------------------------------
 Per Share Operating Data
---------------------------------------------------------------------------------------------------------

 Net asset value, beginning of period          $ 26.53     $ 31.40     $ 36.21     $ 40.17     $ 36.64
---------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                             .20         .56         .45         .71         .35
 Net realized and unrealized gain (loss)          3.72       (4.99)      (1.21)        .39        5.48
                                              -----------------------------------------------------------
 Total from investment operations                 3.92       (4.43)       (.76)       1.10        5.83
---------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income             (.34)       (.44)       (.75)       (.41)       (.45)
 Distributions from net realized gain               --          --       (3.30)      (4.65)      (1.85)
                                              -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (.34)       (.44)      (4.05)      (5.06)      (2.30)
---------------------------------------------------------------------------------------------------------
 Net asset value, end of period                 $30.11      $26.53      $31.40      $36.21      $40.17
                                              ===========================================================

---------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1              14.97%     (14.34)%     (2.48)%      3.30%      16.74%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)      $30,124     $24,458     $46,942     $39,945     $54,692
---------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $27,078     $28,726     $45,797     $43,926     $41,178
---------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                            0.74%       1.17%       1.32%       1.87%       0.98%
 Total expenses                                   1.33%       1.34%       1.17%       1.07%       1.14%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                               1.23%       1.23%        N/A 3       N/A 3       N/A 3
---------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            63%         73%         42%         63%         47%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.

23  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Quest Opportunity Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

24  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                Net Unrealized
                                                                  Appreciation
                                                              Based on Cost of
                                                                Securities and
           Undistributed   Undistributed       Accumulated   Other Investments
           Net Investment      Long-Term              Loss  for Federal Income
           Income                   Gain  Carryforward 1,2        Tax Purposes
           ------------------------------------------------------------------
           $3,626,050                $--      $110,007,031        $267,650,311

 1. As of October 31, 2003, the Fund had $110,007,031 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2003, details of the capital loss carryforward were as follows:

                              Expiring
                              ----------------------
                              2010      $110,007,031

 2. During the fiscal year October 31, 2003, the Fund utilized $72,470,684 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.

 The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                           Year Ended        Year Ended
                                     October 31, 2003  October 31, 2002
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income          $12,553,022       $24,026,467

25  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  CONTINUED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments          $1,810,508,089
                                                ==============

                 Gross unrealized appreciation  $  283,161,402
                 Gross unrealized depreciation     (15,511,091)
                                                --------------
                 Net unrealized appreciation    $  267,650,311
                                                ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $9,969 and payments of $8,954 were made to retired trustees, resulting in an accumulated liability of $341,794 as of October 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

26  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of $0.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           Year Ended October 31, 2003   Year Ended October 31, 2002
                                Shares         Amount         Shares         Amount
----------------------------------------------------------------------------------------
 Class A
 Sold                       15,512,162  $ 418,441,325     14,738,098  $ 441,197,976
 Dividends and/or
 distributions reinvested      414,020     10,892,875        463,238     14,754,127
 Redeemed                  (13,009,920)  (354,218,563)   (11,574,654)  (338,658,190)
                           -------------------------------------------------------------
 Net increase                2,916,262  $  75,115,637      3,626,682  $ 117,293,913
                           =============================================================

----------------------------------------------------------------------------------------
 Class B
 Sold                        1,759,775  $  46,740,716      2,934,475  $  87,327,724
 Dividends and/or
 distributions reinvested           --             --        178,950      5,599,347
 Redeemed                  (14,198,043)  (374,927,491)   (14,116,397)  (407,459,130)
                           -------------------------------------------------------------
 Net decrease              (12,438,268) $(328,186,775)   (11,002,972) $(314,532,059)
                           =============================================================

----------------------------------------------------------------------------------------
 Class C
 Sold                          839,530  $  22,356,887      1,336,866  $  39,503,632
 Dividends and/or
 distributions reinvested       13,425        347,059         43,323      1,354,281
 Redeemed                   (1,738,392)   (46,058,278)    (1,916,590)   (54,566,982)
                           -------------------------------------------------------------
 Net decrease                 (885,437) $ (23,354,332)      (536,401) $ (13,709,069)
                           =============================================================

----------------------------------------------------------------------------------------
 Class N
 Sold                          313,856  $   8,489,890        587,227  $  17,677,458
 Dividends and/or
 distributions reinvested        5,090        132,970          1,771         56,093
 Redeemed                     (227,811)    (6,366,114)       (96,091)    (2,810,578)
                           -------------------------------------------------------------
 Net increase                   91,135  $   2,256,746        492,907  $  14,922,973
                           =============================================================

----------------------------------------------------------------------------------------
 Class Y
 Sold                          360,532  $   9,593,522        415,522  $  12,503,449
 Dividends and/or
 distributions reinvested       12,055       317,784         11,852        378,332
 Redeemed                     (293,840)   (8,071,718)    (1,000,613)   (31,353,527)
                           -------------------------------------------------------------
 Net increase (decrease)        78,747  $   1,839,588       (573,239) $ (18,471,746)
                           =============================================================

27  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO financial statements  Continued

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $1,203,876,017 and $1,378,441,606, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective June 15, 2003, the agreement provides for a fee at an annual rate of 0.91% of the first $400 million of average annual net assets of the Fund, 0.86% of the next $400 million, 0.85% of the next $200 million, 0.81% of the next $2 billion, 0.70% of the next $1 billion, 0.65% of the next $1 billion and 0.60% of average annual net assets in excess of $5 billion. Prior to June 15, 2003, the annual advisory fee rate was 1.00% of the first $400 million of average annual net assets of the Fund, 0.90% of the next $400 million, 0.85% of the next $2.2 billion, 0.75% of the next $1 billion and 0.65% of average annual net assets in excess of $4 billion.

--------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the year ended October 31, 2003, the Manager paid $6,316,831 to the Sub-Advisor for its services to the Fund.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $5,675,279 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

28  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                    Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                    Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                   on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Year Ended            Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
---------------------------------------------------------------------------------------------------------
 October 31, 2003  $1,359,505       $383,133       $293,848     $1,292,892       $163,255        $65,552

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A        Class B        Class C        Class N
                            Contingent     Contingent     Contingent     Contingent
                              Deferred       Deferred       Deferred       Deferred
                         Sales Charges  Sales Charges  Sales Charges  Sales Charges
                           Retained by    Retained by    Retained by    Retained by
 Year Ended                Distributor    Distributor    Distributor    Distributor
-----------------------------------------------------------------------------------
 October 31, 2003              $19,454     $1,407,485        $23,232        $37,651

-----------------------------------------------------------------------------------

 Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the Board of Trustees set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the year ended October 31, 2003, expense under the Class A plan totaled $3,410,081, all of which were paid by the Distributor to recipients, which included $60,996 retained by the Distributor and $214,494 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                   Distributor's
                                                   Distributor's       Aggregate
                                                       Aggregate   Uncompensated
                                                   Uncompensated   Expenses as %
                Total Expenses  Amount Retained         Expenses   of Net Assets
                    Under Plan   by Distributor       Under Plan        of Class
--------------------------------------------------------------------------------
 Class B Plan       $5,283,897       $3,785,989       $1,418,909           0.33%
 Class C Plan        1,982,203          229,137        6,029,056           2.94
 Class N Plan           88,318           73,239          398,200           2.04

29  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 5. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral in invested in cash equivalents. As of October 31, 2003, the Fund had on loan securities valued at $218,790,990. Cash of $223,234,041 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.

30  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer Quest For Value Funds:

 We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Quest Opportunity Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Quest Opportunity Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

 KPMG LLP

 Denver, Colorado
 November 21, 2003

31  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends of $0.2554, $0.0496, $0.2296 and $0.3419 per share were paid to Class A, Class C, Class N and Class Y shareholders, respectively, on December 11, 2002, all of which was designated as ordinary income for federal income tax purposes.
    Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $23,687,452 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

32  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------
Name, Position(s) Held with            Principal Occupation(s) During
Fund, Length of Service, Age           Past 5 Years; Other Trusteeships/
                                       Directorships Held by Trustee; Number of
                                       Portfolios in Fund Complex Currently
                                       Overseen by Trustee

INDEPENDENT                            The address of each Trustee in the chart
TRUSTEES                               below is 6803 S. Tucson Way, Centennial,
                                       CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Thomas W. Courtney,                    Principal of Courtney Associates, Inc.
Chairman of the                        (venture capital firm); former General
Board of Trustees,                     Partner of Trivest Venture Fund (private
Trustee (since 1987)                   venture capital fund); former President
Age: 70                                of Investment Counseling Federated
                                       Investors, Inc.; Trustee of the following open-end investment companies: Cash
                                       Assets Trust, PIMCO ADVISORS VIT, Tax
                                       Free Trust of Arizona and Hawaiian Tax
                                       Free Trust. Oversees 11 portfolios in the
                                       OppenheimerFunds complex.

Paul Y. Clinton,                       Principal of Clinton Management
Trustee (since 1987)                   Associates, a financial and venture
Age: 71                                capital consulting firm; Trustee of the
                                       following open-end investment companies:
                                       Trustee of Capital Cash Management Trust,
                                       Prime Cash Fund, PIMCO ADVISORS VIT and
                                       Narragansett Insured Tax-Free Income
                                       Fund. Formerly: Director, External
                                       Affairs, Kravco Corporation, a national
                                       real estate owner and property management corporation; President of Essex
                                       Management Corporation, a management
                                       consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex
                                       Limited Partnership, an investment
                                       partnership; President of Geneve Corp., a venture capital fund; Chairman of
                                       Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co. Oversees 11 portfolios in the OppenheimerFunds complex.

Robert G. Galli,                       A trustee or director of other
Trustee (since 1998)                   Oppenheimer funds. Oversees 35 portfolios
Age: 70                                in the OppenheimerFunds complex.

Lacy B. Herrmann,                      Chairman and Chief Executive Officer of
Trustee (since 1987)                   Aquila Management Corporation, the
Age: 74                                sponsoring organization and manager,
                                       administrator and/or sub-adviser to the
                                       following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash
                                       Reserves Trust, Aquila-Cascadia Equity
                                       Fund, Cash Assets Trust, Prime Cash Fund,
                                       Narragansett Insured Tax-Free Income
                                       Fund, Tax-Free Fund For Utah, Churchill
                                       Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon,
                                       Tax-Free Trust of Arizona, Hawaiian
                                       Tax-Free Trust, and Aquila Rocky Mountain
                                       Equity Fund and PIMCO ADVISORS VIT; Vice
                                       President, Director, Secretary, and
                                       formerly Treasurer of Aquila
                                       Distributors, Inc., distributor of the
                                       above funds; President and Chairman of
                                       the Board of Trustees of Capital Cash
                                       Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors;
                                       President and Director of STCM Management
                                       Company, Inc., sponsor and adviser to
                                       CCMT; Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime
                                       Cash Fund and Short Term Asset Reserves;
                                       Trustee Emeritus of Brown University.
                                       Oversees 11 portfolios in the
                                       OppenheimerFunds complex.

33  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Brian Wruble,                          Special Limited Partner (since January
Trustee (since 2001)                   1999) of Odyssey Investment Partners, LLC
Age: 60                                (private equity investment); General
                                       Partner (since September 1996) of Odyssey
                                       Partners, L.P. (hedge fund in
                                       distribution since 1/1/97); Board of
                                       Governing Trustees (since August 1990) of
                                       The Jackson Laboratory (non-profit);
                                       Trustee (since May 1992) of Institute for
                                       Advanced Study (educational institute);
                                       formerly Trustee (May 2000 - 2002) of
                                       Research Foundation of AIMR (investment
                                       research, non-profit); Governor, Jerome
                                       Levy Economics Institute of Bard College
                                       (economics research) (August
                                       1990-September 2001); Director of Ray &
                                       Berendtson, Inc. (executive search firm)
                                       (May 2000-April 2002). Oversees 10
                                       portfolios in the OppenheimerFunds
                                       complex.

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Murphy and Zack, Two World Financial Center, 225 Liberty St., New York, NY 10281-1008, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                        Chairman, Chief Executive Officer and
President (since 2001)                 director (since June 2001) and President
Age: 54                                (since September 2000) of the Manager;
                                       President and a director or trustee of
                                       other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer
                                       Acquisition Corp. (the Manager's parent
                                       holding company) and of Oppenheimer
                                       Partnership Holdings, Inc. (a holding
                                       company subsidiary of the Manager); a
                                       director (since November 2001) of
                                       OppenheimerFunds Distributor, Inc. (a
                                       subsidiary of the Manager); Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                       Shareholder Financial Services, Inc.
                                       (transfer agent subsidiaries of the
                                       Manager); President and a director (since
                                       July 2001) of OppenheimerFunds Legacy
                                       Program (a charitable trust program
                                       established by the Manager); a director
                                       of the investment advisory subsidiaries
                                       of the Manager: OFI Institutional Asset
                                       Management, Inc. and Centennial Asset
                                       Management Corporation (since November
                                       2001), HarbourView Asset Management
                                       Corporation and OFI Private Investments,
                                       Inc. (since July 2001); President (since
                                       November 1, 2001) and a director (since
                                       July 2001) of Oppenheimer Real Asset
                                       Management, Inc.; a director (since
                                       November 2001) of Trinity Investment
                                       Management Corp. and Tremont Advisers,
                                       Inc. (Investment advisory affiliates of
                                       the Manager); Executive Vice President
                                       (since February 1997) of Massachusetts
                                       Mutual Life Insurance Company (the
                                       Manager's parent company); a director
                                       (since June 1995) of DLB Acquisition
                                       Corporation (a holding company that owns the shares of David L. Babson & Company,
                                       Inc.); formerly, Chief Operating Officer
                                       (September 2000-June 2001) of the
                                       Manager; President and trustee (November
                                       1999-November 2001) of MML Series
                                       Investment Fund and MassMutual
                                       Institutional Funds (open-end investment companies); a director (September
                                       1999-August 2000) of C.M. Life Insurance
                                       Company; President, Chief Executive
                                       Officer and director (September
                                       1999-August 2000) of MML Bay State Life
                                       Insurance Company; a director (June
                                       1989-June 1998) of Emerald Isle Bancorp
                                       and Hibernia Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp).
                                       Oversees 72 portfolios as Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.

34  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Brian W. Wixted,                       Senior Vice President and Treasurer
Treasurer (since 1999)                 (since March 1999) of the Manager;
Age: 44                                Treasurer (since March 1999) of
                                       HarbourView Asset Management Corporation,
                                       Shareholder Services, Inc., Oppenheimer
                                       Real Asset Management Corporation,
                                       Shareholder Financial Services, Inc.,
                                       Oppenheimer Partnership Holdings, Inc.,
                                       OFI Private Investments, Inc. (since
                                       March 2000), OppenheimerFunds
                                       International Ltd. and OppenheimerFunds
                                       plc (since May 2000) and OFI
                                       Institutional Asset Management, Inc.
                                       (since November 2000) (offshore fund
                                       management subsidiaries of the Manager);
                                       Treasurer and Chief Financial Officer
                                       (since May 2000) of Oppenheimer Trust
                                       Company (a trust company subsidiary of
                                       the Manager); Assistant Treasurer (since
                                       March 1999) of Oppenheimer Acquisition
                                       Corp. and OppenheimerFunds Legacy Program
                                       (since April 2000); formerly Principal
                                       and Chief Operating Officer (March
                                       1995-March 1999), Bankers Trust
                                       Company-Mutual Fund Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                        Senior Vice President (since May 1985)
Secretary (since 2001)                 and General Counsel (since February 2002)
Age: 55                                of the Manager; General Counsel and a
                                       director (since November 2001) of
                                       OppenheimerFunds Distributor, Inc.;
                                       Senior Vice President and General Counsel
                                       (since November 2001) of HarbourView
                                       Asset Management Corporation; Vice
                                       President and a director (since November
                                       2000) of Oppenheimer Partnership
                                       Holdings, Inc.; Senior Vice President,
                                       General Counsel and a director (since
                                       November 2001) of Shareholder Services,
                                       Inc., Shareholder Financial Services,
                                       Inc., OFI Private Investments, Inc.,
                                       Oppenheimer Trust Company and OFI
                                       Institutional Asset Management, Inc.;
                                       General Counsel (since November 2001) of
                                       Centennial Asset Management Corporation;
                                       a director (since November 2001) of
                                       Oppenheimer Real Asset Management, Inc.;
                                       Assistant Secretary and a director (since
                                       November 2001) of OppenheimerFunds
                                       International Ltd.; Vice President (since
                                       November 2001) of OppenheimerFunds Legacy
                                       Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.;
                                       formerly Acting General Counsel (November
                                       2001-February 2002) and Associate General
                                       Counsel (May 1981-October 2001) of the
                                       Manager; Assistant Secretary of
                                       Shareholder Services, Inc. (May
                                       1985-November 2001), Shareholder
                                       Financial Services, Inc. (November
                                       1989-November 2001); OppenheimerFunds
                                       International Ltd. and OppenheimerFunds
                                       plc (October 1997-November 2001). An
                                       officer of 82 portfolios in the
                                       OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

35  |  OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

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ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)